Other Non-Current Financial Asset	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Other Non-Current Financial Asset [Abstract]
Other non-current financial asset

NOTE 7 — OTHER NON-CURRENT FINANCIAL ASSETS

Other non-current financial assets consist of the following:

	As of September 30, 2023	As of March 31, 2023
	(US$)	(US$)
Non Current
Deposits	285,509	275,049
Total (A)	285,509	275,049

Current
Deposits	301	305
Advances for network acquisition	2,674,677	2,203,240
Loans and advances to related parties	70,989	35,598
Other loans and advances	304,063	290,433
Total (B)	3,050,030	2,529,576

Total (A) + (B)	3,335,539	2,804,625

NOTE 10B — Other non-current financial asset

Other non-current financial asset consist of the following:

	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Deposit for award (Skyline)	$205,000
Deposit for rent and devices	$70,409	$—
	$275,409	$—